Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Statement
Entity Registrant Name	Manchester United plc
Entity Central Index Key	0001549107
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Flag	false
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Class A ordinary shares
Statement
Entity Common Stock, Shares Outstanding	38,939,193
Class B ordinary shares
Statement
Entity Common Stock, Shares Outstanding	124,000,000